Consolidated Statements Of Comprehensive Income (Loss) (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Consolidated Statements Of Comprehensive Income (Loss) [Abstract]
Change in unrealized loss from hedging activities, tax effect	$ 257